Operating leases - Schedule of Operating Leases Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	$ (34,598)	$ (33,309)	$ (19,932)
Bareboat charter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	(31,120)	(31,111)	(792)
Time charter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	6	(62)	(16,921)
Office rental
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	$ (3,484)	$ (2,136)	$ (2,219)